UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                      McKee International Equity Portfolio
                                 P.O. Box 219009
                              Kansas City, MO 64121
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-625-3346

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND



THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2004

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2004
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    3

Statement of Operations ..................................................    9

Statement of Changes in Net Assets .......................................   10

Financial Highlights .....................................................   11

Notes to Financial Statements ............................................   12
--------------------------------------------------------------------------------



A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-866-625-3346; and (ii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) by calling 1-866-625-3346; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2004

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE
Global equity markets have risen strongly in the past six months led by worldwide economic expansion and strong corporate earnings. With India, China, and the United States the main drivers, growth is spreading around the globe. The effects of Chinese imports have been felt throughout Asia including Japan which is experiencing strong domestic demand growth. Recently, however, the Chinese Government has expressed concern that their economy may be overheating and has imposed limits on bank lending. Growth remains strong in the United Kingdom and in the resource producing countries. The Eurozone remains sluggish because of continued structural rigidity and the failure of the European Central Bank to lower interest rates. Commodity prices have risen strongly with energy and metals notably higher. Interest rates remain low but have begun to rise reflecting the likelihood of tightening measures by the Federal Reserve and the prospects for rising inflation. During the period, the dollar has fallen almost 5% versus the pound sterling and over 3% against the euro. The dollar was flat against the yen, as the Bank of Japan successfully intervened to prevent the yen from appreciating.

PERFORMANCE
The Portfolio's return of 15.47% for the six month period ending April 30, 2004, exceeded the 12.39% return of the benchmark Morgan Stanley Capital International EAFE Index ("EAFE") by 308 basis points. Performance was aided by over-weighting industrials and Japan as well as by good stock selection within the telecommunications sector.

PORTFOLIO STRUCTURE
As of April 30, 2004, the Portfolio was invested in 19 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom and Switzerland. The Portfolio was over-weighted in Asia/Pacific Basin with the biggest over-exposure to Japan. Emerging markets, which are not included in EAFE, accounted for almost 4% of assets. Canada, which is also not included in EAFE, accounted for about 1% of the Portfolio. The Portfolio was over-weighted in industrials and under-exposed to consumer discretionary, materials, and information technology. On April 30, 2004, the Portfolio was invested in 66 companies.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

OUTLOOK

World equity markets have risen to reflect global economic recovery and growth in corporate profits. While the expansion appears sustainable in the near term, future growth prospects could be affected by rising commodity prices, especially oil and natural gas. Also, the global economy could slow if the recent rise in interest rates is sustained. Future Asian growth is dependent upon continued expansion in China. Commodity prices could remain high unless the Chinese Government can engineer an economic slowdown. Terrorism and global conflicts remain important exogenous variables for world equity markets. If current earnings trends are sustained, global equity markets could have further room for advancement despite recent price appreciation. However, rising interest rates would eventually make short-term and long-dated fixed income returns more competitive with equity returns. Movements in the dollar will also be important in determining future returns achieved by U.S. investors in international equities.

Yours truly,

/s/Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER


                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 FOREIGN COMMON STOCK -- 95.2%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                     ----------    ------------
AUSTRALIA -- 1.8%
   National Australia Bank .......................      120,000    $  2,553,988
   News Corp .....................................      100,000         922,250
                                                                   ------------
                                                                      3,476,238
                                                                   ------------
BELGIUM -- 3.2%
   Fortis ........................................      140,000       3,047,703
   UCB ...........................................       80,000       3,201,143
                                                                   ------------
                                                                      6,248,846
                                                                   ------------
CANADA -- 1.2%
   Alcan .........................................       60,000       2,404,799
                                                                   ------------
FINLAND -- 1.4%
   Nokia .........................................      190,000       2,673,933
                                                                   ------------
FRANCE -- 10.3%
   AXA ...........................................      200,000       4,212,409
   BNP Paribas ...................................       50,000       3,002,870
   Cie de Saint-Gobain ...........................       58,000       2,928,499
   Suez ..........................................      120,000       2,405,173
   Technip .......................................       20,003       2,771,926
   Total .........................................       25,000       4,624,180
                                                                   ------------
                                                                     19,945,057
                                                                   ------------
GERMANY -- 8.0%
   Allianz .......................................       20,000       2,122,028
   BASF ..........................................       40,000       2,063,769
   E.ON ..........................................       42,000       2,784,218
   MAN ...........................................       90,000       3,305,674
   Schering ......................................       55,000       2,891,086
   Siemens .......................................       32,000       2,311,191
                                                                   ------------
                                                                     15,477,966
                                                                   ------------
HONG KONG -- 1.2%
   Henderson Land Development ....................      500,000       2,243,647
                                                                   ------------
ITALY -- 2.3%
   Telecom Italia, Ordinary Shares* ..............      660,174       2,116,952
   Telecom Italia, Savings Shares* ...............    1,000,000       2,331,569
                                                                   ------------
                                                                      4,448,521
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                     ----------    ------------
JAPAN -- 26.2%
   Asahi Breweries ...............................      350,000    $  3,932,763
   Asahi Glass ...................................      260,000       2,751,846
   Bridgestone ...................................      175,000       2,962,258
   Canon .........................................       51,000       2,675,819
   East Japan Railway ............................          700       3,577,545
   Hitachi .......................................      400,000       2,809,116
   Komatsu .......................................      300,000       1,709,936
   Kubota ........................................      800,000       3,472,430
   Matsushita Electric Industrial ................      110,000       1,615,785
   Nippon Meat Packers ...........................      200,000       2,385,030
   Nippon Telegraph & Telephone ..................      110,000       2,856,700
   Nippon Yusen Kabushiki Kaisha .................      600,000       2,441,212
   OJI Paper .....................................      420,000       2,622,265
   Osaka Gas .....................................      770,000       2,135,109
   Promise .......................................       55,000       3,638,258
   Sony ..........................................       70,000       2,708,532
   Tanabe Seiyaku ................................      320,000       3,073,717
   Yamanouchi Pharmaceutical .....................      100,000       3,334,693
                                                                   ------------
                                                                     50,703,014
                                                                   ------------
NETHERLANDS -- 5.0%
   Aegon .........................................      220,000       2,879,878
   Akzo Nobel ....................................       70,000       2,550,941
   Koninklijke Philips Electronics ...............       50,614       1,378,503
   Unilever ......................................       45,000       2,964,210
                                                                   ------------
                                                                      9,773,532
                                                                   ------------
PHILIPPINES -- 1.7%
   Philippine Long Distance Telephone* ...........      170,000       3,278,571
                                                                   ------------
PORTUGAL -- 1.4%
   Portugal Telecom ..............................      250,000       2,712,173
                                                                   ------------
SINGAPORE -- 1.0%
   Singapore Airlines ............................      300,000       1,904,258
                                                                   ------------
SOUTH KOREA -- 1.0%
   Daewoo Shipbuilding & Marine Engineering* .....      200,000       2,045,426
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
SPAIN -- 3.4%
   Banco Bilbao Vizcaya Argentaria ...............      145,000    $  1,913,745
   Repsol ........................................      120,000       2,527,445
   Telefonica ....................................      150,000       2,231,474
                                                                   ------------
                                                                      6,672,664
                                                                   ------------
SWEDEN -- 2.7%
   Electrolux, Ser B .............................      130,000       2,569,557
   Nordea Bank ...................................      400,000       2,706,273
                                                                   ------------
                                                                      5,275,830
                                                                   ------------
SWITZERLAND -- 3.9%
   Credit Suisse Group ...........................      110,000       3,877,063
   Swiss Reinsurance .............................       55,000       3,618,310
                                                                   ------------
                                                                      7,495,373
                                                                   ------------
TAIWAN -- 1.1%
   Taiwan Semiconductor Manufacturing ADR* .......      220,000       2,096,600
                                                                   ------------
UNITED KINGDOM -- 18.4%
   Barclays ......................................      210,000       1,893,673
   BG Group ......................................      350,000       2,021,842
   Cadbury Schweppes .............................      250,000       1,988,370
   Cadbury Schweppes ADR .........................       20,000         653,000
   Diageo ........................................      200,000       2,683,081
   GlaxoSmithKline ADR ...........................       90,000       3,780,000
   Kingfisher ....................................      700,000       3,516,113
   Lloyds TSB Group ..............................      400,000       2,989,871
   Persimmon .....................................      280,000       3,257,292
   Rolls-Royce Group .............................      550,000       2,257,920
   Scottish Power ................................      200,000       1,359,274
   Scottish Power ADR ............................       40,000       1,106,000
   Shell Transport & Trading .....................      300,000       2,069,501
   Shell Transport & Trading ADR .................       65,000       2,734,550
   Trinity Mirror ................................      300,000       3,274,494
                                                                   ------------
                                                                     35,584,981
                                                                   ------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $161,525,264) ........................                  184,461,429
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 UNITED KINGDOM TREASURY OBLIGATION -- 2.7%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                     ----------    ------------
UNITED KINGDOM -- 2.7%
   United Kingdom Treasury Bill (A)
      4.217%, 07/05/04
      (Cost $5,454,951) ..........................GBP 3,000,000    $  5,283,148
                                                                   ------------

--------------------------------------------------------------------------------
 RIGHTS -- 0.0%
--------------------------------------------------------------------------------
                                                       SHARES
                                                     ----------
SWEDEN -- 0.0%
   Electrolux*
      (Cost $0) ..................................      120,000          38,484
                                                                   ------------
--------------------------------------------------------------------------------
 WARRANTS -- 0.0%
--------------------------------------------------------------------------------
ITALY -- 0.0%
   Fiat*
      (Cost $0) ..................................       14,400        3,366
                                                                   ------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 1.7%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                     ----------
   Morgan Stanley, 0.750%, dated 04/30/04,
      to be repurchased on 05/03/04,
      repurchase price $3,231,632
      (collateralized by a U.S. Treasury Bond
      total market value $3,296,062)
      (Cost $3,231,431) ...........................  $3,231,431       3,231,431
                                                                   ------------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $170,211,646) ........................                  193,017,858
                                                                   ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
 WRITTEN OPTIONS -- 0.0%
--------------------------------------------------------------------------------
                                                     CONTRACTS         VALUE
                                                     ----------    -------------
TAIWAN -- 0.0%
   Taiwan Semiconductor January 2005, $12.50 Call*
      (Premiums received -$85,400) ...............        (700)    $    (35,000)
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Investment Advisory Fees Payable ..............                     (112,977)
   Administration Fees Payable ...................                      (19,476)
   Trustees' Fees Payable ........................                       (3,479)
   Other Assets and Liabilities, Net .............                      873,007
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES ............                      737,075
                                                                   ------------
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid in Capital ...............................                  186,832,401
   Undistributed net investment income ...........                    1,246,387
   Accumulated net realized loss on investments
      and written options ........................                  (17,827,404)
   Net unrealized appreciation on investments
      and written options ........................                   22,856,612
   Net unrealized appreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies ..........                      611,937
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ....................                 $193,719,933
                                                                   ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
   (unlimited authorization -- no par value) .....                   18,624,400
   NET ASSET VALUE, Offering and Redemption
      Price Per Share ............................                       $10.40
                                                                         ======
    *  NON-INCOME PRODUCING SECURITY
  ADR  AMERICAN DEPOSITARY RECEIPT
  GBP  BRITISH POUND
  SER  SERIES
   (A) THE RATE SHOWN REPRESENTS THE SECURITY'S EFFECTIVE YIELD AT TIME OF PURCHASE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At April 30, 2004, sector diversification of the Portfolio was as follows:

                                                        % OF
SECTOR DIVERSIFICATION                               NET ASSETS        VALUE
----------------------                               ----------    -------------

Foreign Common Stock
Financials ..........................................     21.0%     $40,699,716
Industrials .........................................     15.5       30,084,440
Consumer Discretionary ..............................     10.8       20,826,281
Energy ..............................................      8.6       16,749,444
Health Care .........................................      8.4       16,280,639
Telecommunication Services ..........................      8.0       15,527,439
Consumer Staples ....................................      7.5       14,606,454
Information Technology ..............................      5.3       10,255,468
Utilities ...........................................      5.1        9,789,774
Materials ...........................................      5.0        9,641,774
                                                         -----     ------------
Total Foreign Common Stock ..........................     95.2      184,461,429
                                                         -----     ------------
United Kingdom Treasury Obligation ..................      2.7        5,283,148
Repurchase Agreement ................................      1.7        3,231,431
Rights ..............................................       --           38,484
Warrants ............................................       --            3,366
                                                         -----     ------------
Total Investments ...................................     99.6      193,017,858
Written Options .....................................       --          (35,000)
TOTAL OTHER ASSETS AND LIABILITIES ..................      0.4          737,075
                                                         -----     ------------
TOTAL NET ASSETS ....................................    100.0%    $193,719,933
                                                         =====     ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends .....................................................     $ 2,001,324
Interest ......................................................         195,510
Less: Foreign Taxes Withheld ..................................         (72,374)
                                                                    -----------
   TOTAL INCOME ...............................................       2,124,460
                                                                    -----------
EXPENSES
Investment Advisory Fees ......................................         628,047
Administration Fees ...........................................         107,666
Custodian Fees ................................................          58,116
Transfer Agent Fees ...........................................          28,704
Shareholder Servicing Fees ....................................          22,126
Printing Fees .................................................          14,459
Registration and Filing Fees ..................................           8,816
Legal Fees ....................................................           8,729
Audit Fees ....................................................           7,729
Trustees' Fees ................................................           3,626
Other Expenses ................................................           1,777
                                                                    -----------
   TOTAL EXPENSES .............................................         889,795
                                                                    -----------
NET INVESTMENT INCOME .........................................       1,234,665
                                                                    -----------
NET REALIZED GAIN ON:
   Investments ................................................       4,092,116
   Written Options ............................................          50,998
   Foreign Currency Transactions ..............................         407,422
                                                                    -----------
NET REALIZED GAIN .............................................       4,550,536
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Investments ................................................      17,812,454
   Written Options ............................................          21,902
   Foreign Currency Transactions ..............................         550,159
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION .........................      18,384,515
                                                                    -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS ..............................      22,935,051
                                                                    -----------
Net Increase in Net Assets
   Resulting from Operations ..................................     $24,169,716
                                                                    ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    SIX MONTHS         YEAR
                                                       ENDED           ENDED
                                                  APRIL 30, 2004    OCTOBER 31,
                                                    (UNAUDITED)         2003
                                                   ------------    -------------
OPERATIONS:
   Net Investment Income .......................   $  1,234,665    $  1,920,355
   Net Realized Gain (Loss) on Investments,
     Written Options and
     Foreign Currency Transactions .............      4,550,536      (5,235,771)
   Net Change in Unrealized Appreciation
     on Investments, Written Options
     and Foreign Currency Transactions .........     18,384,515      35,925,895
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................     24,169,716      32,610,479
                                                   ------------    ------------
DIVIDENDS:
   Net Investment Income .......................     (1,878,674)       (497,981)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................     20,676,479      19,857,519
   In Lieu of Cash Distributions ...............      1,779,475         469,351
   Redemption Fees -- Note 2 ....................        12,999          75,285
   Redeemed ....................................     (4,425,399)    (10,285,379)
                                                   ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ..............................     18,043,554      10,116,776
                                                   ------------    ------------
   TOTAL INCREASE IN NET ASSETS ................     40,334,596      42,229,274
                                                   ------------    ------------
NET ASSETS:
   Beginning of Year ...........................    153,385,337     111,156,063
                                                   ------------    ------------
   End of Year (Including Undistributed
     Net Investment Income of $1,246,387
     and $1,890,396, respectively) .............   $193,719,933    $153,385,337
                                                   ============    ============
SHARE TRANSACTIONS:
   Issued ......................................      2,040,841       2,582,945
   In Lieu of Cash Distributions ...............        185,943          65,644
   Redeemed ....................................       (438,385)     (1,385,779)
                                                   ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................      1,788,399       1,262,810
                                                   ============    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   SIX MONTHS
                                      ENDED                         YEARS ENDED OCTOBER 31,
                                APRIL 30, 2004   ------------------------------------------------------------
                                  (UNAUDITED)      2003        2002(1)       2001         2000         1999
                                --------------   --------     --------     --------     --------     --------
Net Asset Value,
   Beginning of Period ..........   $   9.11     $   7.14     $   8.30     $  12.33     $  14.04     $  11.23
                                    --------     --------     --------     --------     --------     --------
Income (Loss) from Investment
   Operations:
Net Investment Income ...........       0.07++       0.11         0.10         0.08         0.05         0.11
Net Realized and Unrealized
   Gain (Loss) ..................       1.33++       1.89        (1.17)       (2.26)       (0.17)        3.20
                                    --------     --------     --------     --------     --------     --------
   Total from Investment
     Operations .................       1.40++       2.00        (1.07)       (2.18)       (0.12)        3.31
                                    --------     --------     --------     --------     --------     --------
Redemption Fees .................         --           --           --         0.01         0.01           --
                                    --------     --------     --------     --------     --------     --------
Dividends and Distributions:
   Net Investment Income ........      (0.11)       (0.03)       (0.09)       (0.02)       (0.13)       (0.09)
   Net Realized Gain ............         --           --           --        (1.84)       (1.47)       (0.41)
                                    --------     --------     --------     --------     --------     --------
   Total Dividends and
     Distributions ..............      (0.11)       (0.03)       (0.09)       (1.86)       (1.60)       (0.50)
                                    --------     --------     --------     --------     --------     --------
   Net Asset Value,
     End of Period ..............   $  10.40     $   9.11     $   7.14     $   8.30     $  12.33     $  14.04
                                    ========     ========     ========     ========     ========     ========
TOTAL RETURN+ ...................      15.47%**     28.16%      (13.05)%     (20.22)%      (1.69)%      30.33%
                                    ========     ========     ========     ========     ========     ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ...........   $193,720     $153,385     $111,156     $126,562     $163,684     $172,027
Ratio of Expenses
   to Average Net Assets ........       0.99%*       1.00%        1.02%        1.05%        1.02%        1.02%
Ratio of Net Investment
   Income to Average
   Net Assets ...................       1.38%*       1.54%        1.15%        0.83%        0.37%        1.05%
Portfolio Turnover Rate .........          9%          17%          23%          60%          60%          40%

   + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. ++ PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
   * ANNUALIZED
  ** RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 (1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two par-ties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2004, there were no open forward foreign currency exchange contracts.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. The contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     WRITTEN OPTIONS TRANSACTIONS -- Written option transactions entered into during the period ended April 30, 2004 are summarized as follows:

                                                                    PREMIUM
                                              # OF CONTRACTS          (000)
                                              --------------        --------
     Balance at the beginning of period            500               $  51
     Written                                       700                  85
     Expired                                      (500)                (51)
                                                  ----               -----
     Balance at end of period                      700               $  85
                                                  ====               =====

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
     are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     OTHER -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2004 there were $12,999 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2004, the Administrator was paid 0.12% of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2004, the Portfolio made purchases of $31,168,127 and sales of $14,816,219 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                                                               TOTAL CAPITAL
        EXPIRES           EXPIRES            EXPIRES          LOSS CARRYOVER
         2011              2010               2009               10/31/03
       ----------       ----------         -----------        --------------
       $5,215,833       $3,180,470         $13,981,636          $22,377,939

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation, held by the Portfolio at April 30, 2004, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        APPRECIATION
          ----------        -----------      ----------        -------------
          170,126,246       $32,429,991      $(9,573,379)       22,856,612

8. CONCENTRATION OF RISKS:

At April 30, 2004, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30,  2004,  46% of total  shares  outstanding  were held by four record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Portfolio described.


CSM-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.